Plan Description	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following description of the Edison 401(k) Savings Plan (the "Plan") provides only general information. The Plan sponsor is Southern California Edison Company ("SCE," the "Plan Sponsor"). Participants should refer to the Plan's summary plan description and plan document, as amended, for a complete description of the Plan's provisions.
Nature of Plan
Eligibility
The Plan is a defined contribution plan with a 401(k) feature, in which qualifying full-time and part-time employees of Edison International (the "Company") and subsidiary companies, including SCE, are eligible to participate. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended. An employee, as defined by the plan document, is eligible to participate in the Plan immediately upon employment.
Contributions
Subject to statutory limits, all participants may defer pre-tax and after-tax dollars up to 84% of eligible pay. Participating employers provide matching contributions of up to 6% of a participant's eligible pay. The Plan allows employees who have attained age 50 before the close of the Plan year to make catch-up contributions, and effective January 1, 2026, also allows eligible participants who have attained ages 60 through 63 to make additional catch-up contributions, in each case subject to applicable Internal Revenue Service ("IRS") limitations. The Plan also accepts rollover contributions from other qualified plans. In addition to the matching contributions mentioned above, employees hired by the Company and its participating subsidiary companies on or after December 31, 2017, receive non-elective employer contributions. Represented employees receive a non-elective contribution of 4-6%, based on age and service points. Non-represented employees hired between December 31, 2017 and June 30, 2024, receive a non-elective employer contribution of 6%. Non-represented employees hired on or after July 1, 2024, receive a non-elective contribution of 4-6%, based on age and service points.
Vesting
Participants immediately vest in their own contributions plus actual earnings thereon. Employer contributions plus actual earnings thereon vest at a rate of 20% per year. After five years of service or reaching age 65, all existing and future employer contributions and related earnings are fully vested.
Forfeitures
Forfeited non-vested accounts are used to offset employer contributions. On December 31, 2025 and 2024, the unused portion of forfeited non-vested accounts totaled approximately $83,000 and $115,000, respectively. During 2025, there were $1,887,000 of new forfeited non-vested accounts. Forfeited non-vested accounts were used to reduce employer contributions by approximately $1,919,000 in 2025.
Plan Trust
Plan assets are held in a trust with State Street Bank and Trust Company (the "Trustee") for the benefit of participants and their beneficiaries. The mutual covenants to which the Plan Sponsor and the Trustee agree are disclosed in the trust agreement between the Plan Sponsor and the Trustee. Participants should refer to the trust agreement for a complete description of the mutual covenants.
Plan Administration
The Plan is administered by the Southern California Edison Company Benefits Committee (the "Plan Administrator"), and Conduent HR Services, LLC is the Plan's record keeper. The Plan provides participants with a detailed description of each investment fund choice and lists the respective investment managers.
Administrative and Investment Expenses
Except as noted below, the Plan Sponsor pays the cost of administering the Plan, including fees and expenses of the Trustee and record keeper. The fees, taxes and other expenses incurred by the Trustee or investment managers in making investments are paid out of the applicable investment funds. These expenses also include brokerage fees for sales or purchases of Edison International Common Stock on the open market. No additional costs are incurred in connection with sales of Edison International Common Stock within the trust or the transfer of assets between funds. Effective January 1, 2024, a recordkeeping fee of $9.50 per quarter was applied to the accounts of former employees who separated for reasons other than retirement (defined as age 55 or more with 5 or more years of service) and maintained a balance in the Plan one full quarter after termination. This fee is subject to change with advance notice. Expenses associated with the individual participant brokerage accounts and professional financial advisory services are paid by the participants enrolled in these services.
Participant Accounts
Each participant account is adjusted for certain activities, including a participant's contribution, the employer's contribution, distributions, loan activities, and allocation of investment earnings (losses) and related expenses. The allocation of earnings (losses) and related expenses is based on account balances. The benefit to which a participant is entitled is the benefit that can be provided from the vested portion of the participant's account.
Notes Receivable from Participants
Participants may borrow from the vested portion of their account, a minimum of $1,000 to a maximum of $50,000, with certain restrictions. Loan transactions are treated as transfers from (to) the investment fund to (from) participant loans. Loan terms range from 1 to 4 years for general-purpose loans or up to 15 years for the purchase of a primary residence. Loans bear interest at the prime rate in effect at the time of loan issuance plus one percent. Interest rates on outstanding loans range from 4.25% to 10.50% as of December 31, 2025, and mature on various dates through January 2041. Principal and interest are paid ratably through payroll deductions and are reinvested in the participant's account. Some separated participants may repay loan obligations directly rather than through payroll deductions. Participant loans amounted to approximately $90,693,000 and $88,046,000 as of December 31, 2025 and 2024, respectively.
Distributions to Participants
Account balances are distributed as soon as practicable after a participant dies, becomes entitled to and requests a distribution, or terminates employment with an account balance of $7,000 or less. Participants may otherwise delay distribution, subject to the minimum distribution requirements under Internal Revenue Code ("IRC") Section 401(a)-(9). Participants may receive lump sum distributions. An installment form of distribution payment is also available to certain participants. In-service withdrawals may be taken upon attainment of age 59½, or for certain financial hardships. Participants taking in-service withdrawals will be required to pay all applicable taxes on the withdrawals and may be subject to penalty taxes for early withdrawals taken prior to age 59½. Participants who terminate employment with a vested account balance less than or equal to $1,000 will automatically be paid in a single lump sum. If the vested account balance is greater than $1,000 but less than or equal to $7,000 upon termination of employment, participants will have their vested account balance automatically rolled over to individual retirement accounts ("IRA") selected by the Chair or Secretary of the Plan Administrator, unless the participants make a timely distribution election.